EQUITY INVESTMENT	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
EQUITY INVESTMENT
3.	EQUITY INVESTMENT

On April 29, 2011, the Company invested $20,000 for a 22.5% equity ownership in Ennesys SAS, which is an engineering company that will commercialize, design, install and eventually operate, by itself or via subcontractors,  complete algae growth systems.